July 27, 2005

Peggy Kim
Division of Corporate Finance
Securities and Exchange Commission
Mail Stop 0409
450 Fifth Street, N.W.
Washington, D.C. 20549-0306

Re:	Heartland Payment Systems, Inc. Registration Statement on Form S-1 (333-118073)

Dear Ms. Kim:

        On behalf of our client, Heartland Payment Systems, Inc. (the "Company"), we are filing herewith Amendment No. 5 ("Amendment No. 5") to the Company's Registration Statement on Form S-1 (File No. 333-118073) (the "Registration Statement").

        Amendment No. 5 includes revisions updating certain information and in response to the written comments received from the Staff of the Commission (the "Staff") on July 26, 2005 (the "Comment Letter"). The Company's responses to the Staff's Comment Letter are set forth below. For convenience, copies of Amendment No. 5 marked to show changes from the draft submitted to the Staff on July 20, 2005 are also being provided to the examiners. The Staff's comments are reprinted below followed by the Company's responses. Page references in response to the Staff's comments correspond to the page numbers in the marked copy of Amendment No. 5.

Form S-1

Summary, page 1

1.
We note your response to comment 2 in our prior letter. If you choose to retain the processing volume in the first paragraph, then revise to provide the amounts for 2004, 2003 and 2002 as you have done for historical losses.

        The requested revision has been made to page 1 of the prospectus.

Capitalization, page 18

2.
Please revise the first and second paragraph regarding the pro forma effect for the two-for-one split since you appear to present this split on an actual basis.

        The requested revision has been made to page 18 of the prospectus.

Dilution, page 19

3.
Please advise us, and disclose in a note to the table, your calculation of net tangible book value.

        The requested disclosure has been added to page 19 of the prospectus.

MD&A, page 22

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 22

4.
We note that you have added a projection of annualized processing volume. It is not clear from your disclosure why you make seasonal adjustments to actual processing volume for the month of June and how this has an impact on annualized processing volume. Please revise your disclosure to further explain how you estimate your annualized processing volume. Please also disclose the period covered by your annualized processing volume.

        The Company respectfully advises the Staff that it has deleted the references to annualized processing volume.

5.
We note from your disclosure that estimated annualized processing volume is not an indicator of the actual volumes you expect for 2005. Please revise your disclosure to explain what this projection represents and how this information is useful to investors.

        The Company respectfully advises the Staff that it has deleted the references to annualized processing volume.

Selling Stockholders, page 76

6.
Please revise your footnote disclosure for Greenhill Capital Partners to reflect the May 2005 purchase from Carr Holdings. Also, please revise your footnote disclosure for Carr Holdings to reflect the option issued to it by Greenhill.

        The Company respectfully advises the Staff that the May 2005 purchase from Carr Holdings was made by LLR Equity Partners, L.P. and LLR Equity Partners Parallel, L.P. rather than Greenhill Partners. In addition, the Company respectfully advises the Staff that Greenhill issued the above-referenced option to Robert O. Carr rather than Carr Holdings. Neither LLR Equity Partners, L.P. nor LLR Equity Partners Parallel, L.P. are selling stockholders.

Exhibits

7.
Please file an updated consent of the independent registered public accountants in the next amendment.

        An updated consent of the independent registered public accountants has been filed with Amendment No. 5.

Information Note Required in Prospectus

Recent Sales of Unregistered Securities

8.
We note your response to prior comment 21. Please clarify what you mean by Section "4(a)."

        The Company respectfully advises the Staff that the reference to 4(a) was a typographical error. The correct reference is 4(2) and the error has been corrected on page II-2.

9.
Please revise to include the December 2003 issuance to the California Restaurant Association and describe the basis for the exemption from registration. Refer to footnote 12 on page 77.

        The requested revision has been made to page II-3.

        If you have any further questions or need any further information regarding this filing, please contact the undersigned at (212) 415-9215 or Kevin T. Collins at (212) 415-9319.

Sincerely,
Nanci I. Prado